Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
9.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2017	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	668	(566)	102
Contractual customer relationships	5	(5)	—
Purchased & internally developed software	440	(383)	57
Construction in progress	50	—	50
Other intangible assets	65	(65)	—

Total	1,228	(1,019)	209

December 31, 2016	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	618	(534)	84
Contractual customer relationships	4	(4)	—
Purchased & internally developed software	407	(347)	60
Construction in progress	51	—	51
Other intangible assets	65	(65)	—

Total	1,145	(950)	195

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

As described in Note 7, the acquisition of ams’s NFC and RFID Reader business resulted in the recognition in the year ended December 31, 2016 of technology for $6 million in “Technologies & licences” and in-process R&D for $40 million in “Construction in progress”.

The amortization expense in 2017, 2016 and 2015 was $58 million, $61 million and $60 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2018	75
2019	58
2020	41
2021	22
2022	10
Thereafter	3

Total	209

In 2017, there was no impairment of intangible assets, while in 2016 and 2015, the Company impaired $4 million and $10 million, respectively, of acquired technologies for which it was determined that they had no alternative future use. In addition, in 2015, $6 million of digital long-lived assets were fully impaired due to the fact that their projected cash flows, over their remaining useful life, were less than their carrying value.